Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 16 - RELATED PARTIES

The Company purchases and sells certain products and services from iTEK Services, Inc. (“iTEK”), a privately held company owned by an unrelated ESOP. iTEK was affiliated with the Company through limited overlapping management and Board representation by the Company's Chief Executive Officer (“CEO”) and former Chief Financial Officer (“former CFO”). Purchases from TEK are on similar terms that Company would have received from an unrelated third-party.

Effective upon the resignation of the Company’s former CFO during July 2012, and the concurrent discontinuance of the CEO’s iTEK Board representation, the parties have no further overlapping management and therefore are no longer considered related parties effective August 2012.

The Company had accounts payable to its former CFO, of $0 and $855,000 at December 31, 2012 and 2011, respectively, including accrued interest. The outstanding accounts payable balance accrues interest at 12% per annum until June 4, 2012, at which time the interest rate increased to 25% pursuant to the Consent and Waiver described in Note 9. The Company incurred interest expense to related parties totaling approximately $114,000 and $275,000, for the years ended December 31, 2012 and 2011, respectively.

The Company has a related party receivable of $201,908 from the seller of Apex in connection with the Working Capital requirement as defined in the Purchase Agreement and described in Note 4.

Apex, a wholly owned subsidiary of the Company, leases premises from an entity controlled by a shareholder. Rent expense included in the consolidated financial statements was $84,000, for the year ended December 31, 2012.

Separation Agreement - On July 23, 2012, the Company and Donald W. Rowley (“DWR”) entered into a Separation Agreement and General Release (“Separation Agreement”). Pursuant to the Separation Agreement, DWR resigned as the Company’s Chief Financial Officer and Director as of July 23, 2012, and as an employee of the Company on July 23, 2012. Pursuant to the Separation Agreement, the Company agreed to pay DWR a total of $205,000 in equal installments in accordance with the Company’s payroll cycle beginning on August 1, 2012 through December 31, 2012. This amount was fully paid by December 31, 2012. The Separation Agreement also contains a general release from DWR.

Under the Separation Agreement, the Company also acknowledged that it owes DWR the amount of $891,000 as of July 23, 2012, which was to be paid in accordance with an Accounts Payable Payment Plan agreement, between the Company and DWR dated July 23, 2012 (“Accounts Payable Agreement”). Pursuant to the Account Payable Agreement, the Company agreed to pay interest monthly in arrears (beginning on August 1, 2012) to DWR with interest computed daily on the outstanding balance at an annual interest rate of 25%. Under the Accounts Payable Agreement, the Company was to make payments to DWR of $36,000 per month due on the first day of each month beginning May 1, 2013. The total amount due to DWR under the Accounts Payable Agreement was paid in full during the quarter ended September 30, 2012.

In December 2012, the Company sold 17,200 shares of its Series D Preferred Stock to certain related parties. The shares were sold at the same price as additional shares sold to an independent third party. Sales of Series D Preferred Stock to certain related parties are as follows:

		Shares

David Rifkin	Director	1,000
Lawrence Yelin	Director	2,200
Jay Sheehy	Director	1,000
Nicholas R. Toms	CEO, Director	10,000
Paul E. Ross	Interim, CFO	2,000
Ralph S. Hubregsen	COO	1,000

		17,200